Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Consolidated Statements of Comprehensive Income
Net income	¥ 863,759	$ 124,069	¥ 803,746	¥ 761,862
Other comprehensive income, net of tax
Foreign currency translation adjustment	61,601	8,848	75,752	(33,876)
Fair value fluctuation of available-for-sale investment, net of tax of nil (Note 5)	(797)	(114)	(349)	250,425
Fair value fluctuation of available-for-sale investment held by affiliates, net of tax of nil			(1,080)	2,281
Other comprehensive income	60,804	8,734	74,323	218,830
Comprehensive income	924,563	132,803	878,069	980,692
Less: comprehensive loss (income) attributable to non-controlling interest	34,558	4,964	(7,638)	(13,776)
Less: income attributable to redeemable non-controlling interest of a subsidiary				6,483
Less: effect on retained earnings caused by termination of redeemable non-controlling interest of a subsidiary				6,201
Comprehensive income attributable to Noah Holdings Limited shareholders	¥ 890,005	$ 127,839	¥ 885,707	¥ 981,784